UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894
                                   ---------

                             FRANKLIN MANAGED TRUST
                             ----------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 650 312-2000
                                                            ------------

Date of fiscal year end: 9/30
                         ----

Date of reporting period: 3/31/08
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.

                                 MARCH 31, 2008

                       A series of Franklin Managed Trust

                                    (PHOTO)

                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

--------------------------------------------------------------------------------
                                    FRANKLIN
                             RISING DIVIDENDS FUND

                         WANT TO RECEIVE THIS DOCUMENT
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                               FRANKLIN TEMPLETON
                                  INVESTMENTS
                      FRANKLIN - TEMPLETON - MUTUAL SERIES

Semiannual Report

Franklin Rising Dividends Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.

The Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit FRANKLINTEMPLETON.COM or call 1-800/342-5236 for most recent month-end performance.

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2008.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Rising Dividends Fund - Class A had a cumulative total return of -11.11%. The Fund performed better than its benchmark, the Standard & Poor's 500 Index (S&P 500), which declined 12.46% for the same period.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended March 31, 2008, the U.S. economy slowed. The housing downturn negatively affected the overall economy by fourth quarter 2007 as credit conditions worsened and the pace of consumer spending slowed. Gross domestic product (GDP) growth fell to a 0.6% annualized rate in the fourth quarter largely due to decelerating inventory investment, exports and federal government spending. For the overall six-month period, however, a weaker U.S. dollar compared with many foreign currencies contributed to increased exports. First quarter 2008 GDP growth remained at a 0.6% estimated annualized rate due to the effects of the troubled housing market and subsequent credit market tightening.

The unemployment rate increased from 4.7% at the beginning of the period to 5.1% in March 2008.2 Consumer confidence declined during the period, hitting a five-year low in March, amid rising mortgage and fuel costs, falling

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.

                             Semiannual Report | 3

Portfolio Breakdown

Based on Total Net Assets as of 3/31/08

                                  [BAR GRAPH]

home prices and a weaker job market. Volatile oil prices reached a historical high in March, topping $110 per barrel, before retreating to $102 by period-end. For the 12 months ended March 31, 2008, the core Consumer Price Index (CPI), which excludes food and energy costs, rose 2.4%, which was higher than its 10-year average rate.2

Faced with a deepening housing contraction and stressed financial markets, the Federal Reserve Board made several cuts to the federal funds target rate during the period, including 200 basis points so far in 2008. Overall, the federal funds target rate fell 250 basis points from 4.75% to 2.25%. As investors fled riskier, poorer-performing assets, U.S. Treasuries rallied and the 10-year Treasury note yield fell from 4.59% at the beginning of the period to 3.45% on March 31, 2008.

Stock markets were volatile during the period partly due to investor concerns about slowing economic growth. Overall, the Dow Jones Industrial Average, S&P 500 and the NASDAQ Composite Index declined 10.64%, 12.46% and 15.32%, respectively, for the six months under review.3 The consumer staples, materials and energy sectors performed relatively well. Large-capitalization stocks generally outperformed small caps, and growth stocks fared better than their value counterparts.

INVESTMENT STRATEGY

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screens, requiring consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

MANAGER'S DISCUSSION

Significant positive contributors to the Fund's return during the six months ended March 31, 2008, included Wal-Mart Stores, Nucor and State Street. Wal-Mart's efforts to reestablish its price leadership image began to pay off

3. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

                              4 | Semiannual Report
as the company's recent monthly sales results exceeded those of many other retailers. With its recent increase, Wal-Mart has 34 years of dividend increases. Rising steel prices, in conjunction with lean inventories at service center customers, the middlemen who purchase steel for fabrication, contributed to higher stock prices for steel companies such as Nucor. The company has increased its regular, base dividend for 35 consecutive years. State Street reported strong fourth quarter operating results led by growth in securities lending, foreign exchange trading and net interest income. State Street has 27 years of dividend increases.

Three stocks that declined in value during the period were Freddie Mac, American International Group (AIG) and Carlisle Companies. Continuing home price declines increased concerns about future credit losses in Freddie Mac's home loan guaranty segment. AIG recognized significant mark-to-market losses on its credit default swap portfolio within its financial products business. Weakness in leading indicators of non-residential construction activity caused concern that Carlisle's commercial roofing and insulation business would deteriorate.

Early in the period, the Fund increased its position in Freddie Mac and reduced its position in Fannie Mae as Freddie Mac became the more attractively valued of these similar companies, in our view. The Fund realized a tax benefit from losses incurred on the Fannie Mae sale. We also increased the Fund's holding in AIG due to our belief that the company's significant earnings power in its insurance business may allow it to comfortably absorb losses related to its residential real estate exposure. We made no other additions to holdings during the period.

Later in the period, the Fund eliminated its Fannie Mae position and significantly reduced its positions in Washington Mutual, Freddie Mac and SunTrust Banks to decrease exposure to companies with deteriorating mortgage credit quality. We also reduced positions in Praxair, Roper Industries, Procter & Gamble, and United Technologies after relative outperformance or redemptions from the Fund caused them to become exceptionally large positions. We reduced 36 other positions during the period.

Our 10 largest positions on March 31, 2008, represented 45.4% of the Fund's total net assets. It is interesting to note how these 10 companies would, in aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 30 years in a row and by 309% over the past 10 years. Their most recent year-over-year dividend increases averaged 14% with a yield of 1.8% on March 31, 2008, and a dividend payout ratio of 27%, based on estimates of calendar year 2008 operating earnings. The average price/earnings ratio was 15.7 times 2008 estimates versus 14.1 for that of the unmanaged S&P 500.

TOP 10 EQUITY HOLDINGS
3/31/08

COMPANY                                    % OF TOTAL
SECTOR/INDUSTRY                            NET ASSETS
---------------                            ----------
Wal-Mart Stores Inc.                          5.0%
   Food & Staples Retailing

General Electric Co.                          4.8%
   Industrial Conglomerates

Roper Industries Inc.                         4.8%
   Electrical Equipment

The Procter & Gamble Co.                      4.8%
   Household & Personal Products

Praxair Inc.                                  4.8%
   Materials

United Technologies Corp.                     4.6%
   Aerospace & Defense

State Street Corp.                            4.4%
   Diversified Financials

Dover Corp.                                   4.2%
   Machinery

Carlisle Cos. Inc.                            4.0%
   Industrial Conglomerates

AFLAC Inc.                                    4.0%
   Insurance

                              Semiannual Report | 5

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to serving your future investment needs.

                      (PHOTO OF DONALD G. TAYLOR)

                      -s- DONLAD G. TAYLOR

                      Donald G. Taylor
                      Lead Portfolio Manager

                      William J. Lippman
                      Margaret McGee
                      Bruce Baughman

                      Portfolio Management Team
                      Franklin Rising Dividends Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MARCH 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                              6 | Semiannual Report

Performance Summary as of 3/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FRDPX)                          CHANGE    3/31/08   9/30/07
-----------------------------------              -------   -------   -------
Net Asset Value (NAV)                            -$ 5.22   $ 32.25   $ 37.47
DISTRIBUTIONS (10/1/07 - 3/31/08)
Dividend Income                       $ 0.4518
Long-Term Capital Gain                $ 0.6681
   TOTAL                              $ 1.1199

CLASS B (SYMBOL: FRDBX)                          CHANGE    3/31/08   9/30/07
-----------------------------------              -------   -------   -------
Net Asset Value (NAV)                            -$ 5.01   $ 31.97   $ 36.98
DISTRIBUTIONS (10/1/07 - 3/31/08)
Dividend Income                       $ 0.1542
Long-Term Capital Gain                $ 0.6681
   TOTAL                              $ 0.8223

CLASS C (SYMBOL: FRDTX)                          CHANGE    3/31/08   9/30/07
-----------------------------------              -------   -------   -------
Net Asset Value (NAV)                            -$ 5.01   $ 31.88   $ 36.89
DISTRIBUTIONS (10/1/07 - 3/31/08)
Dividend Income                       $ 0.1671
Long-Term Capital Gain                $ 0.6681
   TOTAL                              $ 0.8352

CLASS R (SYMBOL: FRDRX)                          CHANGE    3/31/08   9/30/07
-----------------------------------              -------   -------   -------
Net Asset Value (NAV)                            -$ 5.16   $ 32.15   $ 37.31
DISTRIBUTIONS (10/1/07 - 3/31/08)
Dividend Income                       $ 0.3575
Long-Term Capital Gain                $ 0.6681
   TOTAL                              $ 1.0256

ADVISOR CLASS (SYMBOL: FRDAX)                    CHANGE    3/31/08   9/30/07
-----------------------------------              -------   -------   -------
Net Asset Value (NAV)                            -$ 5.27   $ 32.20   $ 37.47
DISTRIBUTIONS (10/1/07 - 3/31/08)
Dividend Income                       $ 0.5467
Long-Term Capital Gain                $ 0.6681
   TOTAL                              $ 1.2148

                             Semiannual Report | 7

PERFORMANCE

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. CLASS A: 5.75% maximum initial sales charge; CLASS B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; CLASS C: 1% CDSC in first year only; CLASS R/ADVISOR CLASS: no sales charges. The Fund may charge a 2% fee on redemptions made within seven days of purchase.

CLASS A                                   6-MONTH             1-YEAR      5-YEAR          10-YEAR
--------------------------------------   ---------           ---------   ---------   ------------------
Cumulative Total Return (1)                -11.11%              -6.52%      +61.37%         +73.27%
Average Annual Total Return (2)            -16.23%             -11.89%       +8.75%          +5.03%
Value of $10,000 Investment (3)          $  8,377            $  8,811    $  15,208   $      16,332
   Total Annual Operating Expenses (4)               1.00%

CLASS B                                   6-MONTH             1-YEAR       5-YEAR    INCEPTION (1/1/99)
--------------------------------------   ---------           ---------   ---------   ------------------
Cumulative Total Return (1)                -11.46%              -7.22%      +55.94%         +72.33%
Average Annual Total Return (2)            -14.92%             -10.85%       +9.01%          +6.06%
Value of $10,000 Investment (3)          $  8,508            $  8,915    $  15,394   $      17,233
   Total Annual Operating Expenses (4)               1.75%

CLASS C                                   6-MONTH             1-YEAR      5-YEAR          10-YEAR
--------------------------------------   ---------           ---------   ---------   ------------------
Cumulative Total Return (1)                -11.43%              -7.21%      +56.01%         +63.06%
Average Annual Total Return (2)            -12.30%              -8.11%       +9.30%          +5.01%
Value of $10,000 Investment (3)          $  8,770            $  9,189    $  15,601   $      16,306
   Total Annual Operating Expenses (4)               1.75%

CLASS R                                   6-MONTH             1-YEAR      5-YEAR     INCEPTION (1/1/02)
--------------------------------------   ---------           ---------   ---------   ------------------
Cumulative Total Return (1)                -11.22%              -6.75%      +59.95%         +48.79%
Average Annual Total Return (2)            -11.22%              -6.75%       +9.85%          +6.57%
Value of $10,000 Investment (3)          $  8,878            $  9,325    $  15,995   $      14,879
   Total Annual Operating Expenses (4)               1.25%

ADVISOR CLASS (5)                         6-MONTH             1-YEAR      5-YEAR          10-YEAR
--------------------------------------   ---------           ---------   ---------   ------------------
Cumulative Total Return (1)                -11.00%              -6.28%      +62.35%         +74.33%
Average Annual Total Return (2)            -11.00%              -6.28%      +10.18%          +5.71%
Value of $10,000 Investment (3)          $  8,900            $  9,372    $  16,235   $      17,433
   Total Annual Operating Expenses (4)               0.75%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, see "Funds and Performance" at FRANKLINTEMPLETON.COM or call 1-800/342-5236.

                              8 | Semiannual Report

ENDNOTES

THE FUND MAY INVEST IN STOCKS OF SMALLER-CAPITALIZATION COMPANIES, WHICH CARRY SPECIAL RISKS SUCH AS GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. TO THE EXTENT THE FUND HAS SIGNIFICANT INVESTMENTS IN PARTICULAR SECTORS, IT IS SUBJECT TO MORE RISK THAN A BROADLY DIVERSIFIED FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund's prospectus current as of the date of this report.

5. Effective 10/3/05, the Fund began offering Advisor class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/3/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 10/2/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/3/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +15.92% and +6.11%.

                             Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1. Divide your account value by $1,000.

   If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

   If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

                              10 | Semiannual Report

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges or redemption fees. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                      VALUE 10/1/07      VALUE 3/31/08   PERIOD* 10/1/07 - 3/31/08
----------------------------------------   -----------------   --------------   -------------------------
Actual                                     $      1,000        $      888.90    $            4.80
Hypothetical (5% return before expenses)   $      1,000        $    1,019.92    $            5.14

CLASS B
Actual                                     $      1,000        $      885.40    $            8.34
Hypothetical (5% return before expenses)   $      1,000        $    1,016.15    $            8.92

CLASS C
Actual                                     $      1,000        $      885.70    $            8.25
Hypothetical (5% return before expenses)   $      1,000        $    1,016.25    $            8.82

CLASS R
Actual                                     $      1,000        $      887.80    $            5.98
Hypothetical (5% return before expenses)   $      1,000        $    1,018.65    $            6.40

ADVISOR CLASS
Actual                                     $      1,000        $      890.00    $            3.57
Hypothetical (5% return before expenses)   $      1,000        $    1,021.15    $            3.88

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.02%; B: 1.77%; C: 1.75%; R: 1.27%; and Advisor:
0.77%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

                             Semiannual Report | 11

Franklin Managed Trust

FINANCIAL HIGHLIGHTS

FRANKLIN RISING DIVIDENDS FUND

                                              SIX MONTHS
                                                 ENDED
                                             MARCH 31, 2008                         YEAR ENDED SEPTEMBER 30,
CLASS A                                       (UNAUDITED)        2007           2006           2005           2004         2003
-------------------------------------------- -------------- -------------- -------------- -------------- -------------- ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)

Net asset value, beginning of period ....... $    37.47     $    36.25     $    31.14     $    30.58     $    27.03     $  22.87
                                             ----------     ----------     ----------     ----------     ----------     --------
Income from investment operations(a):

   Net investment income(b).................       0.24           0.89 (g)       0.44           0.29           0.35         0.16

   Net realized and unrealized gains
   (losses) ................................      (4.34)          2.43           5.20           0.81           3.40         4.16
                                             ----------     ----------     ----------     ----------     ----------     --------
Total from investment operations ...........      (4.10)          3.32           5.64           1.10           3.75         4.32
                                             ----------     ----------     ----------     ----------     ----------     --------
Less distributions from:

   Net investment income ...................      (0.45)         (0.91)         (0.35)         (0.30)         (0.16)       (0.07)

   Net realized gains ......................      (0.67)         (1.19)         (0.18)         (0.24)         (0.04)       (0.09)
                                             ----------     ----------     ----------     ----------     ----------     --------
Total distributions ........................      (1.12)         (2.10)         (0.53)         (0.54)         (0.20)       (0.16)
                                             ----------     ----------     ----------     ----------     ----------     --------
Redemption fees ............................         -- (e)         -- (e)         -- (e)         -- (e)         -- (e)       --
                                             ----------     ----------     ----------     ----------     ----------     --------
Net asset value, end of period ............. $    32.25     $    37.47     $    36.25     $    31.14     $    30.58     $  27.03
                                             ==========     ==========     ==========     ==========     ==========     ========

Total return(c) ............................     (11.11)%         9.53%         18.26%          3.60%         13.86%       18.98%

RATIOS TO AVERAGE NET ASSETS(d)

Expenses ...................................       1.02%(f)       1.00%(f)       1.00%(f)       1.09%(f)       1.25%(f)     1.37%(f)

Net investment income ......................       1.44%          2.42%(g)       1.32%          0.92%          1.17%        0.62%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .......... $1,630,816     $2,061,210     $1,741,181     $1,480,742     $1,285,585     $832,195

Portfolio turnover rate ....................       1.36%          6.02%          7.58%          3.58%          3.42%        4.23%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.

(g) Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.23%.

            12 | The accompanying notes are an integral part of these
                   financial statements. | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (continued)

                                              SIX MONTHS ENDED
                                               MARCH 31, 2008                       YEAR ENDED SEPTEMBER 30,
CLASS B                                         (UNAUDITED)        2007          2006          2005          2004         2003
--------------------------------------------  ---------------- ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period .......   $   36.98       $  35.79      $  30.74      $  30.25      $  26.81      $  22.75
                                               ---------       --------      --------      --------      --------      --------
Income from investment operations(a):

   Net investment income(b).................        0.11           0.64 (g)      0.19          0.07          0.19          0.02

   Net realized and unrealized gains
   (losses) ................................       (4.30)          2.37          5.13          0.81          3.36          4.14
                                               ---------       --------      --------      --------      --------      --------
Total from investment operations ...........       (4.19)          3.01          5.32          0.88          3.55          4.16
                                               ---------       --------      --------      --------      --------      --------
Less distributions from:

   Net investment income ...................       (0.15)         (0.63)        (0.09)        (0.15)        (0.07)        (0.01)

   Net realized gains ......................       (0.67)         (1.19)        (0.18)        (0.24)        (0.04)        (0.09)
                                               ---------       --------      --------      --------      --------      --------
Total distributions ........................       (0.82)         (1.82)        (0.27)        (0.39)        (0.11)        (0.10)
                                               ---------       --------      --------      --------      --------      --------
Redemption fees ............................          -- (e)         -- (e)        -- (e)        -- (e)        -- (e)        --
                                               ---------       --------      --------      --------      --------      --------
Net asset value, end of period .............   $   31.97       $  36.98      $  35.79      $  30.74      $  30.25      $  26.81
                                               =========       ========      ========      ========      ========      ========

Total return(c).............................      (11.46)%         8.71%        17.42%         2.89%        13.26%        18.33%

RATIOS TO AVERAGE NET ASSETS(d)

Expenses ...................................        1.77%(f)       1.75%(f)      1.76%(f)      1.78%(f)      1.79%(f)      1.92%(f)

Net investment income ......................        0.69%          1.67%(g)      0.56%         0.23%         0.63%         0.07%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........   $ 207,256       $270,367      $289,640      $297,714      $292,322      $176,837

Portfolio turnover rate ....................        1.36%          6.02%         7.58%         3.58%         3.42%         4.23%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.

(g) Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.48%.

    Semiannual Report | The accompanying notes are an integral part of these
                           financial statements. | 13

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (continued)

                                              SIX MONTHS ENDED
                                               MARCH 31, 2008                         YEAR ENDED SEPTEMBER 30,
CLASS C                                         (UNAUDITED)        2007           2006          2005          2004          2003
--------------------------------------------  ----------------  ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)

Net asset value, beginning of period .......    $  36.89        $  35.73      $  30.69      $  30.21      $  26.77      $  22.72
                                                --------        --------      --------      --------      --------      --------
Income from investment operations(a):

   Net investment income(b) ................        0.12            0.61 (g)      0.19          0.07          0.19          0.02

   Net realized and unrealized gains
   (losses) ................................       (4.29)           2.40          5.13          0.80          3.36          4.13
                                                --------        --------      --------      --------      --------      --------
Total from investment operations ...........       (4.17)           3.01          5.32          0.87          3.55          4.15
                                                --------        --------      --------      --------      --------      --------
Less distributions from:

   Net investment income ...................       (0.17)          (0.66)        (0.10)        (0.15)        (0.07)        (0.01)

   Net realized gains ......................       (0.67)          (1.19)        (0.18)        (0.24)        (0.04)        (0.09)
                                                --------        --------      --------      --------      --------      --------
Total distributions ........................       (0.84)          (1.85)        (0.28)        (0.39)        (0.11)        (0.10)
                                                --------        --------      --------      --------      --------      --------
Redemption fees ............................          -- (e)          -- (e)        -- (e)        -- (e)        -- (e)        --
                                                --------        --------      --------      --------      --------      --------
Net asset value, end of period .............    $  31.88        $  36.89      $  35.73      $  30.69      $  30.21      $  26.77
                                                ========        ========      ========      ========      ========      ========

Total return(c) ............................      (11.43)%          8.69%        17.41%         2.89%        13.26%        18.30%

RATIOS TO AVERAGE NET ASSETS(d)

Expenses ...................................        1.75%(f)        1.75%(f)      1.74%(f)      1.77%(f)      1.79%f        1.93%(f)

Net investment income ......................        0.71%           1.67%(g)      0.58%         0.24%         0.63%         0.06%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........    $483,210        $622,647      $566,357      $523,687      $475,176      $289,700

Portfolio turnover rate ....................        1.36%           6.02%         7.58%         3.58%         3.42%         4.23%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.

(g) Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.48%.

            14| The accompanying notes are an integral part of these
                   financial statements. | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (continued)

                                               SIX MONTHS ENDED
                                                MARCH 31, 2008                   YEAR ENDED SEPTEMBER 30,
CLASS R                                         (UNAUDITED)      2007          2006          2005           2004         2003
---------------------------------------------  -------------  ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)

Net asset value, beginning of period ........  $   37.31      $  36.11      $  31.02      $  30.51      $  26.97      $  22.84
                                               ---------      --------      --------      --------      --------      --------
Income from investment operations (a):

   Net investment income (b).................       0.20          0.80 (g)      0.35          0.23          0.35          0.14

   Net realized and unrealized gains
  (losses) ..................................      (4.33)         2.42          5.19          0.81          3.39          4.15
                                               ---------      --------      --------      --------      --------      --------
Total from investment operations ............      (4.13)         3.22          5.54          1.04          3.74          4.29
                                               ---------      --------      --------      --------      --------      --------
Less distributions from:

   Net investment income ....................      (0.36)        (0.83)        (0.27)        (0.29)        (0.16)        (0.07)

   Net realized gains .......................      (0.67)        (1.19)        (0.18)        (0.24)        (0.04)        (0.09)
                                               ---------      --------      --------      --------      --------      --------
Total distributions .........................      (1.03)        (2.02)        (0.45)        (0.53)        (0.20)        (0.16)
                                               ---------      --------      --------      --------      --------      --------
Redemption fees .............................         -- (e)        -- (e)        -- (e)        -- (e)        -- (e)        --
                                               ---------      --------      --------      --------      --------      --------
Net asset value, end of period ..............  $   32.15      $  37.31      $  36.11      $  31.02      $  30.51      $  26.97
                                               =========      ========      ========      ========      ========      ========

Total return (c).............................     (11.22)%        9.22%        17.99%         3.45%        13.82%        18.91%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ....................................       1.27%(f)      1.25%(f)      1.26%(f)      1.28%(f)      1.29%(f)      1.43%(f)

Net investment income .......................       1.19%         2.17%(g)      1.06%         0.73%         1.13%         0.56%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...........  $  43,333      $ 55,458      $ 46,414      $ 44,448      $ 36,510      $ 19,464

Portfolio turnover rate .....................       1.36%         6.02%         7.58%         3.58%         3.42%         4.23%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.

(g) Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 0.98%.

    Semiannual Report | The accompanying notes are an integral part of these
                           financial statements. | 15

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND (continued)

                                                  SIX MONTHS ENDED            YEAR ENDED
                                                   MARCH 31, 2008            SEPTEMBER 30,
ADVISOR CLASS                                       (UNAUDITED)         2007           2006 (h)
-----------------------------------------------   ----------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..........      $   37.47       $   36.24       $   31.13
                                                     ---------       ---------       ---------
Income from investment operations (a):

   Net investment income (b) ..................           0.29            0.88 (g)        0.58

   Net realized and unrealized gains
   (losses) ...................................          (4.34)           2.54            5.14
                                                     ---------       ---------       ---------
Total from investment operations ..............          (4.05)           3.42            5.72
                                                     ---------       ---------       ---------
Less distributions from:

   Net investment income ......................          (0.55)          (1.00)          (0.43)

   Net realized gains .........................          (0.67)          (1.19)          (0.18)
                                                     ---------       ---------       ---------
Total distributions ...........................          (1.22)          (2.19)          (0.61)
                                                     ---------       ---------       ---------
Redemption fees ...............................             -- (e)          -- (e)          -- (e)
                                                     ---------       ---------       ---------
Net asset value, end of period ................      $   32.20       $   37.47       $   36.24
                                                     =========       =========       =========

Total return (c) ..............................         (11.00)%          9.82%          18.53%

RATIOS TO AVERAGE NET ASSETS (d)

Expenses ......................................           0.77%(f)        0.75%(f)        0.76%(f)

Net investment income .........................           1.69%           2.67%(g)        1.56%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .............      $  47,162       $  51,544       $  29,949

Portfolio turnover rate .......................           1.36%           6.02%           7.58%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Based on average daily shares outstanding.

(c) Total return is not annualized for periods less than one year.

(d) Ratios are annualized for periods less than one year.

(e) Amount rounds to less than $0.01 per share.

(f) Benefit of expense reduction rounds to less than 0.01%.

(g) Net investment income per share includes approximately $0.48 per share received in the form of a special dividend paid in connection with a corporate spin-off. Excluding this non-recurring amount, the ratio of net investment income to average net assets would have been 1.48%.

(h) For the period October 3, 2005 (effective date) to September 30, 2006.

            16 | The accompanying notes are an integral part of these
                    financial statements. | Semiannual Report

Franklin Managed Trust

STATEMENT OF INVESTMENTS, MARCH 31, 2008 (UNAUDITED)

   FRANKLIN RISING DIVIDENDS FUND                               SHARES         VALUE
   ------------------------------------------------------    ------------  -------------
    COMMON STOCKS 98.1%
    AEROSPACE & DEFENSE 4.6%
    United Technologies Corp. ...........................      1,599,700   $ 110,091,354
                                                                           -------------

    BANKS 7.3%
    Freddie Mac .........................................      1,819,200      46,062,144
    Peoples Bancorp Inc. ................................        198,568       4,787,474
    PNC Financial Services Group Inc. ...................        186,615      12,236,345
    SunTrust Banks Inc. .................................        472,905      26,075,982
    TrustCo Bank Corp. NY ...............................        647,721       5,758,240
    U.S. Bancorp ........................................      2,477,203      80,162,289
    Washington Mutual Inc. ..............................        194,150       1,999,745
                                                                           -------------
                                                                             177,082,219
                                                                           -------------

    COMMERCIAL SERVICES & SUPPLIES 2.3%
    ABM Industries Inc. .................................        805,950      18,085,518
    Cintas Corp. ........................................      1,220,100      34,821,654
    Superior Uniform Group Inc. .........................        219,200       2,189,808
                                                                           -------------
                                                                              55,096,980
                                                                           -------------

    CONSUMER DURABLES & APPAREL 1.8%
    Leggett & Platt Inc. ................................      2,129,200      32,470,300
(a) Russ Berrie and Co. Inc. ............................        684,019       9,617,307
                                                                           -------------
                                                                              42,087,607
                                                                           -------------

    DIVERSIFIED FINANCIALS 4.4%
    State Street Corp. ..................................      1,329,900     105,062,100
                                                                           -------------

    ELECTRICAL EQUIPMENT 8.6%
(a) Brady Corp., A ......................................      2,754,055      92,068,059
(a) Roper Industries Inc. ...............................      1,951,900     116,020,936
                                                                           -------------
                                                                             208,088,995
                                                                           -------------

    FOOD & STAPLES RETAILING 5.0%
    Wal-Mart Stores Inc. ................................      2,282,500     120,242,100
                                                                           -------------

    FOOD, BEVERAGE & TOBACCO 1.1%
    McCormick & Co. Inc. ................................        740,700      27,383,679
                                                                           -------------

    HEALTH CARE EQUIPMENT & SERVICES 8.5%
    Becton Dickinson and Co. ............................        642,700      55,175,795
    Hillenbrand Industries Inc. .........................      1,567,200      74,912,160
(b) West Pharmaceutical Services Inc. ...................      1,701,800      75,270,614
                                                                           -------------
                                                                             205,358,569
                                                                           -------------

    HOUSEHOLD & PERSONAL PRODUCTS 6.1%
    Alberto-Culver Co. ..................................      1,170,550      32,084,775
    The Procter & Gamble Co. ............................      1,654,500     115,930,815
                                                                           -------------
                                                                             148,015,590
                                                                           -------------

                             Semiannual Report | 17

Franklin Managed Trust

   FRANKLIN RISING DIVIDENDS FUND                               SHARES          VALUE
   ------------------------------------------------------    ------------   --------------
    COMMON STOCKS (CONTINUED)
    INDUSTRIAL CONGLOMERATES 9.7%
    Carlisle Cos. Inc. ..................................       2,907,200   $   97,216,768
    General Electric Co. ................................       3,158,700      116,903,487
    Teleflex Inc. .......................................         409,141       19,520,117
                                                                            --------------
                                                                               233,640,372
                                                                            --------------

    INSURANCE 15.9%
    AFLAC Inc. ..........................................       1,489,900       96,769,005
    American International Group Inc. ...................       2,069,977       89,526,505
    Arthur J. Gallagher & Co. ...........................         874,700       20,660,414
    Erie Indemnity Co., A ...............................       1,639,082       83,904,608
    Mercury General Corp. ...............................         325,519       14,423,747
    Old Republic International Corp. ....................       4,447,850       57,421,744
    RLI Corp. ...........................................         436,183       21,621,591
                                                                            --------------
                                                                               384,327,614
                                                                            --------------

    MACHINERY 6.5%
    Donaldson Co. Inc. ..................................         318,200       12,817,096
    Dover Corp. .........................................       2,442,500      102,047,650
    Graco Inc. ..........................................         661,571       23,988,564
    Nordson Corp. .......................................         338,449       18,225,479
                                                                            --------------
                                                                               157,078,789
                                                                            --------------

    MATERIALS 10.0%
    Bemis Co. Inc. ......................................       1,476,389       37,544,572
    Nucor Corp. .........................................       1,321,100       89,491,314
    Praxair Inc. ........................................       1,363,781      114,871,274
                                                                            --------------
                                                                               241,907,160
                                                                            --------------

    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.9%
    Pfizer Inc. .........................................       3,303,800       69,148,534
                                                                            --------------
    RETAILING 3.3%
    Family Dollar Stores Inc. ...........................       3,872,600       75,515,700
(a) Sally Beauty Holdings Inc. ..........................         599,550        4,136,895
                                                                            --------------
                                                                                79,652,595
                                                                            --------------

   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
   Cohu Inc. ............................................          68,100        1,106,625
                                                                            --------------
   TOTAL COMMON STOCKS (COST $1,915,239,238) ............                    2,365,370,882
                                                                            --------------

                             18 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND                                                     SHARES             VALUE
---------------------------------------------------------------------            ----------      --------------
SHORT TERM INVESTMENT (COST $50,400,372) 2.1%
MONEY MARKET FUND 2.1%
(c) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.50%...      50,400,372      $   50,400,372
                                                                                                 --------------
TOTAL INVESTMENTS (COST $1,965,639,610) 100.2% ............................                       2,415,771,254
OTHER ASSETS, LESS LIABILITIES (0.2)% .....................................                          (3,993,830)
                                                                                                 --------------
NET ASSETS 100.0% .........................................................                      $2,411,777,424
                                                                                                 ==============

a Non-income producing for the twelve months ended March 31, 2008.

b See Note 8 regarding holdings of 5% voting securities.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

           Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Managed Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2008 (unaudited)

                                                                FRANKLIN RISING
                                                                DIVIDENDS FUND
                                                                ---------------
Assets:
     Investments in securities:
         Cost - Unaffiliated issuers ......................     $ 1,892,203,651
         Cost - Non-controlled affiliated issuers (Note 8)           23,035,587
         Cost - Sweep Money Fund (Note 7) .................          50,400,372
                                                                ---------------
         Total cost of investments ........................     $ 1,965,639,610
                                                                ===============
         Value - Unaffiliated issuers .....................     $ 2,290,100,268
         Value - Non-controlled affiliated issuers (Note 8)          75,270,614
         Value - Sweep Money Fund (Note 7) ................          50,400,372
                                                                ---------------
         Total value of investments .......................       2,415,771,254
     Receivables:
         Capital shares sold ..............................           3,123,398
         Dividends ........................................           5,155,831
                                                                ---------------
             Total assets .................................       2,424,050,483
                                                                ---------------
Liabilities:
     Payables:
         Investment securities purchased ..................           1,249,602
         Capital shares redeemed ..........................           7,109,802
         Affiliates .......................................           3,053,833
         Unaffiliated transfer agent fees .................             651,215
     Accrued expenses and other liabilities ...............             208,607
                                                                ---------------
             Total liabilities ............................          12,273,059
                                                                ---------------
                 Net assets, at value .....................     $ 2,411,777,424
                                                                ===============
Net assets consist of:
     Paid-in capital ......................................     $ 1,945,224,009
     Undistributed net investment income ..................           8,187,303
     Net unrealized appreciation (depreciation) ...........         450,131,644
     Accumulated net realized gain (loss) .................           8,234,468
                                                                ---------------
             Net assets, at value .........................     $ 2,411,777,424
                                                                ===============

                   20 | The accompanying notes are an integral
            part of these financial statements. | Semiannual Report

Franklin Managed Trust

STATEMENT OF ASSETS AND LIABILITIES (continued)
March 31, 2008 (unaudited)

                                                                               FRANKLIN RISING
                                                                               DIVIDENDS FUND
                                                                               ---------------
CLASS A:
     Net assets, at value ................................................     $ 1,630,815,877
                                                                               ---------------
     Shares outstanding ..................................................          50,575,356
                                                                               ---------------
     Net asset value per share(a).........................................     $         32.25
                                                                               ---------------
     Maximum offering price per share (net asset value per share / 94.25%)     $         34.22
                                                                               ---------------
CLASS B:
     Net assets, at value ................................................     $   207,256,280
                                                                               ---------------
     Shares outstanding ..................................................           6,482,937
                                                                               ---------------
     Net asset value and maximum offering price per share(a)..............     $         31.97
                                                                               ---------------
CLASS C:
     Net assets, at value ................................................     $   483,210,237
                                                                               ---------------
     Shares outstanding ..................................................          15,158,369
                                                                               ---------------
     Net asset value and maximum offering price per share(a)..............     $         31.88
                                                                               ---------------
CLASS R:
     Net assets, at value ................................................     $    43,333,361
                                                                               ---------------
     Shares outstanding ..................................................           1,347,873
                                                                               ---------------
     Net asset value and maximum offering price per share(a)..............     $         32.15
                                                                               ---------------
ADVISOR CLASS:
     Net assets, at value ................................................     $    47,161,669
                                                                               ---------------
     Shares outstanding ..................................................           1,464,850
                                                                               ---------------
     Net asset value and maximum offering price per share(a)..............     $         32.20
                                                                               ---------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

           Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Managed Trust

STATEMENT OF OPERATIONS
for the six months ended March 31, 2008 (unaudited)

                                                                             FRANKLIN RISING
                                                                             DIVIDENDS FUND
                                                                             ---------------
Investment income:
     Dividends:
         Unaffiliated issuers ..........................................      $  31,088,801
         Non-controlled affiliated issuers (Note 8) ....................            490,056
         Sweep Money Fund (Note 7) .....................................            885,968
     Income from securities loaned .....................................            127,082
                                                                              -------------
             Total investment income ...................................         32,591,907
                                                                              -------------

Expenses:
     Management fees (Note 3a) .........................................          7,498,287
     Administrative fees (Note 3b) .....................................             20,000
     Distribution fees: (Note 3c)
         Class A .......................................................          2,238,222
         Class B .......................................................          1,162,085
         Class C .......................................................          2,646,639
         Class R .......................................................            119,380
     Transfer agent fees (Note 3e) .....................................          2,209,126
     Custodian fees (Note 4) ...........................................             23,725
     Reports to shareholders ...........................................            197,488
     Registration and filing fees ......................................             94,774
     Professional fees .................................................             31,959
     Trustees' fees and expenses .......................................             43,989
     Other .............................................................             45,494
                                                                              -------------
             Total expenses ............................................         16,331,168
             Expense reductions (Note 4) ...............................                (20)
                                                                              -------------
                 Net expenses ..........................................         16,331,148
                                                                              -------------
                     Net investment income .............................         16,260,759
                                                                              -------------
Realized and unrealized gains (losses):
     Net realized gain (loss) from investments:

         Unaffiliated issuers ..........................................         21,750,804
         Non-controlled affiliated issuers (Note 8) ....................          1,876,604
                                                                              -------------
                 Net realized gain (loss) ..............................         23,627,408
                                                                              -------------
     Net change in unrealized appreciation (depreciation) on investments       (375,787,533)
                                                                              -------------
Net realized and unrealized gain (loss) ................................       (352,160,125)
                                                                              -------------
Net increase (decrease) in net assets resulting from operations ........      $(335,899,366)
                                                                              =============

                   22 | The accompanying notes are an integral
            part of these financial statements. | Semiannual Report

Franklin Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FRANKLIN RISING DIVIDENDS FUND
                                                                                     ---------------------------------------
                                                                                     SIX MONTHS ENDED
                                                                                      MARCH 31, 2008          YEAR ENDED
                                                                                       (UNAUDITED)        SEPTEMBER 30, 2007
                                                                                     ----------------     ------------------
Increase (decrease) in net assets:
     Operations:
         Net investment income ....................................................  $    16,260,759       $    65,595,213
         Net realized gain (loss) from investments ................................       23,627,408            68,073,503
         Net change in unrealized appreciation (depreciation) on investments ......     (375,787,533)          121,770,366
                                                                                     ---------------       ---------------
                 Net increase (decrease) in net assets resulting from operations...     (335,899,366)          255,439,082
                                                                                     ---------------       ---------------
     Distributions to shareholders from:
         Net investment income:
             Class A ..............................................................      (24,019,431)          (45,722,328)
             Class B ..............................................................       (1,084,297)           (5,040,797)
             Class C ..............................................................       (2,722,524)          (10,660,172)
             Class R ..............................................................         (505,989)           (1,129,835)
             Advisor Class ........................................................         (745,081)             (843,203)
         Net realized gains:
             Class A ..............................................................      (35,518,773)          (59,639,692)
             Class B ..............................................................       (4,697,918)           (9,499,285)
             Class C ..............................................................      (10,885,206)          (19,228,084)
             Class R ..............................................................         (945,599)           (1,629,187)
             Advisor Class ........................................................         (910,533)           (1,009,669)
                                                                                     ---------------       ---------------
     Total distributions to shareholders ..........................................      (82,035,351)         (154,402,252)
                                                                                     ---------------       ---------------
     Capital share transactions: (Note 2)
             Class A ..............................................................     (146,557,501)          252,286,774
             Class B ..............................................................      (27,248,136)          (28,992,188)
             Class C ..............................................................      (56,003,388)           36,333,572
             Class R ..............................................................       (4,626,797)            7,236,288
             Advisor Class ........................................................        2,914,569            19,773,758
                                                                                     ---------------       ---------------
     Total capital share transactions .............................................     (231,521,253)          286,638,204
                                                                                     ---------------       ---------------
Redemption fees ...................................................................            7,569                10,388
                                                                                     ---------------       ---------------
                 Net increase (decrease) in net assets ............................     (649,448,401)          387,685,422
Net assets:
     Beginning of period ..........................................................    3,061,225,825         2,673,540,403
                                                                                     ---------------       ---------------
     End of period ................................................................  $ 2,411,777,424       $ 3,061,225,825
                                                                                     ===============       ===============
Undistributed net investment income included in net assets:
     End of period ................................................................  $     8,187,303       $    21,003,866
                                                                                     ===============       ===============

           Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Managed Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. SECURITIES LENDING

The Fund participates in a principal based security lending program and receives a minimum guaranteed payment for their participation, and may receive additional payment based on actual securities loaned. The fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund on the next business day. The collateral is held

                             24 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

B. SECURITIES LENDING (CONTINUED)

in a segregated account with the fund's custodian on the fund's behalf. While the fund continues to bear the market risk with respect to securities loaned and the risk that the principal may default on its obligations to the fund, the principal bears the risk of default by any third party borrower. At March 31, 2008, the Fund had no securities on loan.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                             Semiannual Report | 25

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

F. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the funds and accounted for as an addition to paid-in capital.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At March 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                  MARCH 31, 2008                   SEPTEMBER 30, 2007
                                          -----------------------------      ------------------------------
                                            SHARES            AMOUNT            SHARES            AMOUNT
                                          ----------      -------------      -----------      -------------
CLASS A SHARES:
     Shares sold ....................      3,696,377      $ 125,284,807       16,559,854      $ 607,965,181
     Shares issued in reinvestment of
         distributions ..............      1,581,600         53,647,867        2,628,734         93,241,222
     Shares redeemed ................     (9,706,315)      (325,490,175)     (12,211,137)      (448,919,629)
                                          ----------      -------------      -----------      -------------
     Net increase (decrease) ........     (4,428,338)     $(146,557,501)       6,977,451      $ 252,286,774
                                          ==========      =============      ===========      =============
CLASS B SHARES:
     Shares sold ....................         43,179      $   1,432,500          155,100      $   5,593,986
     Shares issued in reinvestment of
         distributions ..............        145,912          4,920,154          348,611         12,278,106
     Shares redeemed ................     (1,016,914)       (33,600,790)      (1,285,943)       (46,864,280)
                                          ----------      -------------      -----------      -------------
     Net increase (decrease) ........       (827,823)     $ (27,248,136)        (782,232)     $ (28,992,188)
                                          ==========      =============      ===========      =============
CLASS C SHARES:
     Shares sold ....................        720,211      $  24,117,582        3,028,619      $ 109,650,184
     Shares issued in reinvestment of
         distributions ..............        352,542         11,852,463          733,057         25,752,297
     Shares redeemed ................     (2,793,502)       (91,973,433)      (2,732,760)       (99,068,909)
                                          ----------      -------------      -----------      -------------
     Net increase (decrease) ........     (1,720,749)     $ (56,003,388)       1,028,916      $  36,333,572
                                          ==========      =============      ===========      =============

                             26 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

2. SHARES OF BENEFICIAL INTEREST (continued)

                                               SIX MONTHS ENDED                   YEAR ENDED
                                                MARCH 31, 2008                SEPTEMBER 30, 2007
                                          --------------------------      --------------------------
                                            SHARES          AMOUNT          SHARES          AMOUNT
                                          --------      ------------      --------      ------------
CLASS R SHARES:
     Shares sold ....................      180,180      $  6,017,395       589,116      $ 21,490,926
     Shares issued in reinvestment of
         distributions ..............       41,470         1,403,770        75,782         2,681,923
     Shares redeemed ................     (360,175)      (12,047,962)     (464,026)      (16,936,561)
                                          --------      ------------      --------      ------------
     Net increase (decrease) ........     (138,525)     $ (4,626,797)      200,872      $  7,236,288
                                          ========      ============      ========      ============
ADVISOR CLASS SHARES:
     Shares sold ....................      146,699      $  4,855,043       613,215      $ 22,187,072
     Shares issued in reinvestment of
         distributions ..............       47,910         1,621,298        52,298         1,850,833
     Shares redeemed ................     (105,217)       (3,561,772)     (116,408)       (4,264,147)
                                          --------      ------------      --------      ------------
     Net increase (decrease) ........       89,392      $  2,914,569       549,105      $ 19,773,758
                                          ========      ============      ========      ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                         AFFILIATION
-------------------------------------------------------------      ----------------------
Franklin Advisory Services, LLC (Advisory Services)                Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE      NET ASSETS
-------------------      -------------------------------------------------
      0.750%             Up to and including $500 million
      0.625%             Over $500 million, up to and including $1 billion
      0.500%             In excess of $1 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisory Services as noted in the Statement of Operations.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

                             Semiannual Report | 27

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

3. TRANSACTIONS WITH AFFILIATES (continued)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........................        0.25%
Class B .........................        1.00%
Class C .........................        1.00%
Class R .........................        0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors have advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
     unaffiliated broker/dealers ..............................     $347,589
Contingent deferred sales charges retained ....................     $244,447

E. TRANSFER AGENT FEES

For the period ended March 31, 2008, the Fund paid transfer agent fees of $2,209,126, of which $1,255,266 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2008, custodian fees were reduced as noted in the Statement of Operations.

                             28 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

5. INCOME TAXES

At March 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ...........................     $ 1,966,492,075
                                                    ---------------
Unrealized appreciation .......................     $   665,222,309
Unrealized depreciation .......................        (215,943,130)
                                                    ---------------
Net unrealized appreciation (depreciation).....     $   449,279,179
                                                    ===============

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2008, aggregated $36,063,409 and $323,523,560, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the period ended March 31, 2008, were as shown below.

                                             NUMBER OF                           NUMBER OF
                                            SHARES HELD                         SHARES HELD     VALUE                  REALIZED
                                            AT BEGINNING    GROSS       GROSS      AT END       AT END    INVESTMENT    CAPITAL
NAME OF ISSUER                               OF PERIOD    ADDITIONS  REDUCTIONS   OF PERIOD   OF PERIOD      INCOME    GAIN(LOSS)
------------------------------------------  ------------  ---------  ---------- ------------ -----------  ----------  ----------
NON-CONTROLLED AFFILIATES
West Pharmaceutical
  Services Inc ...........................  1,775,200       --       73,400     1,701,800   $75,270,614  $  490,056  $1,876,604
                                            ===========  ==========  ==========
     TOTAL AFFILIATED SECURITIES
        (3.12% of Net Assets)

                             Semiannual Report | 29

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the U.S. Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On May 9, 2008, the SEC approved a final plan of distribution for the Company's market timing settlement. Disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, has been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

10. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on March 31, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for each of the three open tax years as of September 30, 2007 and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

                             30 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

                             Semiannual Report | 31

Franklin Managed Trust

SHAREHOLDER INFORMATION

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 26, 2008, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Rising Dividends Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and

                             32 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (continued)

other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report on the efficiency of its trading operations by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. In this respect, the Board after making inquiries of management, received assurances that bonus composition was not unduly influenced by one-year or short-term performance but was based primarily on longer periods consistent with the interests of long-term shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the high industry rankings given the Franklin Templeton website.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with the Fund's portfolio manager at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2007 and the previous 10-year period ended December 31, 2007, in comparison to a performance universe consisting of the Fund and all retail and institutional multi-cap value funds as selected by Lipper. The Lipper report showed the Fund's income return for 2007 placed it in the second-highest quintile of its performance universe, and on an annualized basis, placed it in the highest quintile, second-highest quintile and upper half of such performance universe for the previous three-, five- and 10-year periods, respectively. The report showed the Fund's total return during 2007 was in the second-lowest quintile of its performance universe, and on an annualized basis, was in the lowest quintile for the

                             Semiannual Report | 33

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (continued)

previous three- and five-year periods, and at the median of such universe for the previous 10-year period. In discussing the Fund's total return performance, management noted the Fund's investment strategy of seeking growth through investments in companies with consistently rising dividends and pointed out that in recent years the strongly performing market sectors contained few companies meeting such criteria. While intending to continuously monitor future performance, the Board believed the Fund's total return performance reflected its specifically stated portfolio management investment strategy and that no change in such strategy or portfolio management was warranted.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual management investment fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares. The results of such expense comparisons showed that the Fund's contractual investment management fee rate was in the second least expensive quintile of its Lipper expense group, and the Fund's actual total expenses were in the least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes

                             34 | Semiannual Report

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (continued)

and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.75% on the first $500 million of Fund net assets; 0.625% on the next $500 million of Fund net assets, and 0.50% on Fund net assets in excess of $1 billion. At December 31, 2007, the Fund's net assets were approximately $2.7 billion. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule reflected anticipated economies of scale and pointed out the Fund's favorable effective management fee and total expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged the fact that the Fund had assets beyond the last breakpoint level did not mean that it no longer benefited from economies of scale since the growth of assets being charged at the lowest 0.50% fee level resulted in a lower overall management fee rate. While intending to monitor future growth and

                             Semiannual Report | 35

Franklin Managed Trust

FRANKLIN RISING DIVIDENDS FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (continued)

continue discussions with management on this topic, the Board believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                             36 | Semiannual Report

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(FRANKLIN TEMPLETON INVESTMENTS LOGO)           One Franklin Parkway
                                                San Mateo, CA 94403-1906

- WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
  Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


SEMI ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN RISING DIVIDENDS FUND

INVESTMENT MANAGER

Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024-2938

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank T. Crohn and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  May 27, 2008


By /S/LAURA F. FERGERSON
   ---------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  May 27, 2008